Related Party Disclosures - Summary of Aggregate Gains on LTIP Shares Exercised (Details)	12 Months Ended
Dec. 31, 2019 GBP (£) shares £ / shares
Long Term Incentive Plan | Jack Bowles
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	May 12, 2016
Exercised, shares | shares	22,711
Exercise date	May 20, 2019
Price per share | £ / shares	£ 29.72
Aggregate gain | £	£ 674,971
Shares | shares	31,943
Price per share | £ / shares	£ 42.34
Face Value | £	£ 1,352,467
Long Term Incentive Plan | Tadeu Marroco
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	May 12, 2016
Exercised, shares | shares	15,154
Exercise date	Jun. 21, 2019
Price per share | £ / shares	£ 27.97
Aggregate gain | £	£ 423,857
Shares | shares	21,315
Price per share | £ / shares	£ 42.34
Face Value | £	£ 902,477
Sharesave Scheme (SAYE) | Nicandro Durante
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	Aug. 26, 2014
Exercised, shares | shares	493
Exercise date	Apr. 02, 2019
Price per share | £ / shares	£ 31.79
Aggregate gain | £	£ 1,930
Shares | shares	493
Price per share | £ / shares	£ 27.87
Face Value | £	£ 13,740
Sharesave Scheme (SAYE) | Ben Stevens
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	Aug. 26, 2014
Exercised, shares | shares	543
Exercise date	Oct. 01, 2019
Price per share | £ / shares	£ 29.87
Aggregate gain | £	£ 1,083
Shares | shares	543
Price per share | £ / shares	£ 27.87
Face Value | £	£ 15,133